Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financial Instrument [Line Items]
Estimated fair value of contingent liability	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	1,222,000	$ 2,430,000
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 3,600,000	$ 4,000,000